Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2020
Financial assets and financial liabilities
Financial assets and financial liabilities

5.          Financial assets and financial liabilities

5.1.       Financial assets

	2020	2019
At amortized cost
Cash and cash equivalents	85,930	2,457
Short-term investments	515,201	72,321
Trade receivables	122,039	91,916
Total	723,170	166,694
Current	716,246	162,908
Non-current	6,924	3,786

5.2.       Financial Liabilities

	2020	2019
At amortized cost
Trade payables	32,240	29,978
Loans and financing	151,757	—
Lease liabilities	149,353	103,188
Prepayments from customers	9,657	3,186
Accounts payable from acquisition of subsidiaries	274,861	379,540
At FVPL
Share-based compensation	46,260	34,950
Total	664,128	550,842
Current	352,007	179,317
Non-current	312,121	371,525

5.3.       Fair Values

The Company assessed that the fair values of cash and cash equivalents, short-term investments, current trade receivables, trade payables, loans and financing and prepayments from customers approximate their carrying amounts largely due to the short-term maturities of these instruments. Non-current trade receivables, lease liabilities and the accounts payable from acquisition of subsidiaries have their carrying amount discounted by their respective effective interest rate in order to be presented as close as possible to its fair value. Share-based compensation is measured at FVPL.

5.4.       Financial instruments risk management objectives and policies

The Company’s principal financial liabilities comprise accounts payable from acquisition of subsidiaries, loans and financing, trade payables, prepayments from customers, lease liabilities and share-based compensation. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s principal financial assets include trade receivables, short-term investments and cash and cash equivalents that derive directly from its operations.

The Company is exposed to market risk, credit risk and liquidity risk. The Company monitors market, credit and operational risks in line with the objectives in capital management and counts with the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company’s policy is that no trading of derivatives for speculative purposes may be undertaken. The Board of Directors reviews and agrees policies for managing each of these risks, which are summarized below.

5.4.1.    Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s exposure to market risk is related to interest rate risk and exchange rate risk.

The sensitivity analysis in the following sections relate to the position as at December 31, 2020.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s short-term investments, PEP - special installment payment trade receivables (Note 9), loans and financing, lease liabilities and accounts payable from acquisition of subsidiaries, subject in each case to variable interest rates, principally the Brazilian interbank deposit (Certificado de Depósito Interbancário), or CDI rate, the General Market Price Index (Índice Geral de Preços do Mercado), or IGP-M, and the Broad National Consumer Price Index (Índice nacional de Preços ao Consumidor Amplo), or IPCA inflation rate.

Sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on short-term investments, trade receivables, loans and financing, lease liabilities and accounts payable from acquisition of subsidiaries. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rate, as follows:

					Increase / decrease in
					interest rate
	Balance as				Possible	Remote
	of		Probable		scenario	scenario
	12/31/2020	Index – % per year	scenario	Risk	25%	75%
Short-term investments	515,201	144,64% CDI – 3,99%	20,557	Decrease	15,417	5,139
Trade receivables	12,029	IPCA - 4,51%	543	Decrease	678	949
Loans and financing	151,757	CDI + 3.6% p.a. - 6,36%	9,652	Increase	12,065	16,891
Lease liabilities	149,353	IGP-M - 25,31%	37,801	Increase	47,252	66,152
Accounts payable from acquisition of subsidiaries	274,861	IPCA – 4,51%	12,396	Increase	15,495	21,693

Probable scenario reflects the closing rates of the fixed interest yield and inflation indexes at year-end. The possible scenario projects a variation of 25 percent in these rates and, the remote scenario, a variation of 75 percent, both rise and fall, being considered the largest losses resulting by risk factor.

Exchange rate risk

Exchange rate risk relates to potentially adverse results that the Company may face from fluctuations in foreign currency exchange rates from economic crisis, sovereign monetary policy alterations, or market movements.

The Company's exposure to the risk of changes in foreign currency exchange rates relates to some of the Company's cash and cash equivalents.

Sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in exchange rates on cash and cash equivalents. With all variables held constant, the Company's income before income taxes is affected through the impact on floating exchange rate, as follows:

Depreciation of exchange rate
					Possible	Remote
				Probable	scenario -	scenario -
				scenario	exchange	exchange
	Balance		Current	VaR 99%	rate	rate
	as of		exchange	C.L. 1 day	variation	variation
	12/31/2020	Currency	rate	(i)	25%	75%
Cash and cash equivalents	10,586	USD	51,967	217	2,647	7,940
(i)

Value at risk (VaR) is a measure of the risk of loss for investments. It estimates how much a set of investments might lose (with a given Confidence Level - C.L.), given normal market conditions, in a set time period such as a day.

5.4.2.    Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk arises from the Company’s exposure to third parties, including cash and cash equivalents and short-term investments, as well as from its operating activities, primarily related to trade receivables from customers.

Customer credit risk is managed by the Company based on the established policy, procedures and control relating to customer credit risk management. Outstanding customer receivables are regularly monitored. See Note 9 for additional information on the Company’s trade receivables.

Credit risk from balances with banks and financial institutions is managed by the Company's treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty.

The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2020 and 2019 is the carrying amounts of its financial assets.

5.4.3.    Liquidity risk

The Company’s Management has responsibility for monitor liquidity risk. In order to achieve the Company’s objective, Management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for suppliers, operating expenses, labor and social obligations and accounts payable from acquisition of subsidiaries.

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

	Less than			More than
As of December 31, 2020	1 year	1 to 3 years	3 to 5 years	5 years	Total
Trade payables	32,240	—	—	—	32,240
Loans and financing	151,757	—	—	—	151,757
Lease liabilities	24,734	48,222	46,165	124,076	243,197
Other leases (i)	2,930	1,465	1,085	420	5,900
Prepayments from customers	9,657	—	—	—	9,657
Accounts payable from acquisition of subsidiaries	139,488	139,488	—	—	278,976
Share-based compensation	—	—	51,172	36,881	88,053
Total	360,806	189,175	98,422	161,377	809,780

	Less than			More than
As of December 31, 2019	1 year	1 to 3 years	3 to 5 years	5 years	Total
Trade payables	29,978	—	—	—	29,978
Lease liabilities	21,999	39,218	38,430	93,373	193,020
Other leases (i)	2,804	1,402	1,038	402	5,646
Prepayments from customers	3,186	—	—	—	3,186
Accounts payable from acquisition of subsidiaries	135,233	281,022	—	—	416,255
Share-based compensation	—	—	—	78,455	78,455
Total	193,200	321,642	39,468	172,230	726,540
(i)	Refer to commitments from lease agreements that fall into the exemptions of short-term leases and low-value assets and therefore not recognized in lease liabilities.